S-K 1602, SPAC Registered Offerings	Mar. 13, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	As further described in this prospectus, our articles provide that a public shareholder, together with any affiliate or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended, the “Exchange Act”), will be restricted from redeeming its public shares with respect to more than an aggregate of 20% of the public shares sold in this offering, without our prior consent. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against an initial business combination, or whether they do not vote or abstain from voting on the initial business combination, and regardless of whether they hold public shares on the record date established in connection with our initial business combination.

If we are unable to complete our initial business combination within the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain limitations and on the conditions as further described herein. We may seek shareholder approval to amend our articles to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their shares upon approval of such extension, regardless of whether they abstain, vote in favor of or vote against such extension.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of February 13, 2026
Offering Price of $10.00, No Redemptions	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
Adjusted NTBVPS	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.66	$7.10	$2.90	$6.19	$3.81	$4.44	$5.56	$(0.28)	$10.28
Assuming No Exercise of Over-Allotment Option
$7.65	$7.09	$2.91	$6.18	$3.82	$4.44	$5.56	$(0.19)	$10.19

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our articles to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the agreement to enter into the initial business combination. Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination (including with the assistance of financial advisors), we will obtain an opinion from an independent investment banking firm which is a member of FINRA or another independent entity that commonly renders valuation opinions. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders in connection with completion of our initial business combination:

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. There will be no redemption rights in connection with the completion of our initial business combination with respect to our private placement shares. Our sponsor, officers, directors and advisors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
JATT Ventures II L.P.

1,725,000 ordinary shares (of which 225,000 shares are subject to forfeiture if the underwriters do not exercise their over-allotment option). If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares). Prior to closing of this offering, our sponsor will transfer (i) to our Chief Executive Officer, Dr. Someit Sidhu 150,000 founder shares for his services, (ii) to our Chief Financial Officer, Mr. Nicholas Fernandez 50,000 founder shares for his services, (iii) to each of our independent directors 25,000 founder shares for their board services, and (iv) to an independent consultant 25,000 founder shares for his services in connection to this offering.

$25,000 (approximately $0.014 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
JATT Ventures II L.P.	300,000 private placement shares (or up to 309,000 private placement shares if the underwriters’ over-allotment option is exercised in full)	$3,000,000 ($10.00 per share) (or up to $3,090,000 if the underwriters’ over-allotment option is exercised in full)
JATT Ventures II L.P. and/or its affiliates or designees	$20,000 per month	Officer compensation and administrative services provided to members of our management team (the “Administrative Service Fee”)
JATT Ventures II L.P.	Repayment in cash

Up to $300,000 under an unsecured, non-interest-bearing promissory note for offering-related and organizational expenses. The loan is due at the closing of this offering and are anticipated to be repaid upon completion of this offering.

JATT Ventures II L.P., our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Dr. Someit Sidhu	Prior to closing of this offering, our sponsor will transfer to our Chief Executive Officer, Dr. Someit Sidhu 150,000 founder shares for his services.	$2,100 in aggregate (approximately $0.014 per share)
Mr. Nicholas Fernandez	Prior to closing of this offering, our sponsor will transfer to our Chief Financial Officer, Mr. Nicholas Fernandez 50,000 founder shares for his services.	$700 in aggregate (approximately $0.014 per share)
Independent directors	Prior to closing of this offering, our sponsor will transfer to each of our independent directors 25,000 founder shares for their board services.	$1,400 in aggregate (approximately $0.014 per share)

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS assumes that no ordinary shares are issued to shareholders of our potential initial business combination target as consideration or issuable by the post-business combination company (for example, under an incentive plan or employee share purchase plan), no ordinary shares or convertible equity, equity-linked or debt securities are issued in connection with additional financing that we may seek in connection with our initial business combination, and no working capital loans are converted into private placement shares. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering and are likely to increase as the enterprise value of a prospective target company increases. We intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

At February 13, 2026, our net tangible book deficit was $28,206, or approximately $(0.02) per ordinary share. The following table illustrates what the Adjusted NTBVPS at February 13, 2026, would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase (decrease) attributable to public shareholders	7.67	7.68	7.11	7.12	6.20	6.21	4.46	4.46	(0.17)	(0.26)
Pro forma net tangible book value (decrease) after this offering and the sale of the private placement shares	7.65	7.66	7.09	7.10	6.18	6.19	4.44	4.44	(0.19)	(0.28)
Dilution to public shareholders	$2.35	2.34	2.91	2.90	3.82	3.81	5.56	5.56	10.19	10.28
Percentage of dilution to public shareholders	23.50%	23.40%	29.10%	29.00%	38.20%	38.10%	55.60%	55.60%	101.90%	102.80%

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(28,206)	(28,206)	(28,206)	(28,206)	(28,206)	(28,206)	(28,206)	(28,206)	(28,206)	(28,206)
Plus: Net proceeds from this offering and sale of the private placement shares(1)	61,500,000	70,500,000	61,500,000	70,500,000	61,500,000	70,500,000	61,500,000	70,500,000	61,500,000	70,500,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	33,619	33,619	33,619	33,619	33,619	33,619	33,619	33,619	33,619	33,619
Less: Deferred underwriting fees	(1,800,000)	(2,070,000)	(1,800,000)	(2,070,000)	(1,800,000)	(2,070,000)	(1,800,000)	(2,070,000)	(1,800,000)	(2,070,000)
Less: Over-allotment liability(2)	(56,000)	—	(56,000)	—	(56,000)	—	(56,000)	—	(56,000)	—
Less: Amounts paid for redemptions(3)	—	—	(15,000,000)	(17,250,000)	(30,000,000)	(34,500,000)	(45,000,000)	(51,750,000)	(60,000,000)	(69,000,000)
	$59,649,413	68,435,413	44,649,413	51,185,413	29,649,413	33,935,413	14,649,413	16,685,413	(350,587)	(564,587)
Denominator:
ordinary shares outstanding prior to this offering(4)	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Less: ordinary shares forfeited if over-allotment is not exercised	(225,000)	—	(225,000)	—	(225,000)	—	(225,000)	—	(225,000)	—
Plus: ordinary shares offered	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000
Private placement shares	300,000	309,000	300,000	309,000	300,000	309,000	300,000	309,000	300,000	309,000
Less: ordinary shares redeemed	—	—	(1,500,000)	(1,725,000)	(3,000,000)	(3,450,000)	(4,500,000)	(5,175,000)	(6,000,000)	(6,900,000)
	7,800,000	8,934,000	6,300,000	7,209,000	4,800,000	5,484,000	3,300,000	3,759,000	1,800,000	2,034,000

(1)      Expenses applied against gross proceeds include offering expenses of approximately $900,000 (not including $625,000 for director and officer liability insurance premiums to be paid upon closing of this offering, which amount is not an offering expense to be capitalized) and underwriting commissions of $600,000. See “Use of Proceeds.”

(2)      Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriters to purchase an aggregate of up to 900,000 additional ordinary shares at the initial public offering price less the underwriting commissions. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $56,000.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(4)      For purposes of presenting the maximum redemption scenario, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ option to purchase additional shares) by $60,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account less taxes paid or payable (other than excise or similar taxes), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.